CONVERTIBLE BONDS (Details Narrative) - Convertible Bonds [Member]	12 Months Ended
	Aug. 31, 2022 USD ($)	Nov. 15, 2020 $ / shares	Nov. 15, 2020 $ / shares
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | (per share)		$ 0.90	$ 0.9
Shares issue price | $ / shares		$ 1.00
Debt instruments beneficial conversion | $	$ 1,005,645